Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total USD ($)	Preferred Stock	Common Stock USD ($)	Additional Paid In Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income/Loss USD ($)	Total Navios Holdings' Stockholders' Equity USD ($)	Noncontrolling Interest USD ($)
Balance at Dec. 31, 2009	$ 1,060,750		$ 10	$ 533,729	$ 376,585	$ 15,156	$ 925,480	$ 135,270
Balance, Number of Shares at Dec. 31, 2009		8,201	100,874,199
Net income	145,269				145,757		145,757	(488)
Total other comprehensive (loss)/income	17,468					17,468	17,468
Consolidation of Navios Acquisition	65,157							65,157
Navios Acquisition consultancy fees	5,619							5,619
Navios Acquisition - equity issuance and warrant exercise (net of $3,364 of program related expenses) including reallocation adjustments	26,585			(23,945)			(23,945)	50,530
Navios Acquisition - equity consideration for VLCC acquisition (Note 3)	10,744							10,744
Navios Acquisition - dividends paid	(1,120)							(1,120)
Navios Logistics - release of escrow shares (Note 3)	10,869							10,869
Navios Logistics dividends to noncontrolling shareholders	(470)							(470)
Navios Logistics - reallocation of noncontrolling interest (Note 23)	(19,501)							(19,501)
Navios Logistics - equity issuance	1,350							1,350
Repurchase of preferred stock (including expenses of $318) (Note 17)	(49,016)			(49,016)			(49,016)
Repurchase of preferred stock (including expenses of $318) (Note 17) Number of Shares		(13,132)
Issuance of Preferred Stock (Note 17)	67,633			67,633			67,633
Issuance of Preferred Stock (Note 17), Number of Shares		13,410
Stock based compensation (Note 17)	2,864			2,864			2,864
Stock based compensation expenses (Note 17), Number of Shares			689,567
Dividends declared/paid	(26,658)				(26,658)		(26,658)
Balance at Dec. 31, 2010	1,317,543		10	531,265	495,684	32,624	1,059,583	257,960
Balance, Number of Shares at Dec. 31, 2010		8,479	101,563,766
Net income	41,317				40,811		40,811	506
Total other comprehensive (loss)/income	(26,458)					(26,458)	(26,458)
Navios Logistics acquisition of noncontrolling interest (including transaction expenses) (Note 23)	(8,638)			6,925			6,925	(15,563)
Dividends paid by subsidiary to noncontrolling shareholders on common stock and preferred stock	(1,148)							(1,148)
Preferred stock dividends of subsidiary attributable to the noncontrolling interest	15							15
Navios Acquisition deconsolidation (Note 3)	(125,184)							(125,184)
Acquisition of treasury shares (Note 17)	(221)			(221)			(221)
Acquisition of treasury shares (Note 17), Number of Shares	73,651		(73,651)
Stock based compensation (Note 17)	4,613			4,613			4,613
Stock based compensation expenses (Note 17), Number of Shares			919,249
Dividends declared/paid	(26,147)				(26,147)		(26,147)
Balance at Dec. 31, 2011	1,175,692		10	542,582	510,348	6,166	1,059,106	116,586
Balance, Number of Shares at Dec. 31, 2011		8,479	102,409,364
Net income	175,562				175,485		175,485	77
Total other comprehensive (loss)/income	(6,724)					(6,724)	(6,724)
Stock based compensation (Note 17)	4,795			4,795			4,795
Stock based compensation expenses (Note 17), Number of Shares			846,045
Dividends declared/paid	(26,286)				(26,286)		(26,286)
Balance at Dec. 31, 2012	$ 1,323,039		$ 10	$ 547,377	$ 659,547	$ (558)	$ 1,206,376	$ 116,663
Balance, Number of Shares at Dec. 31, 2012		8,479	103,255,409